Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

17 Cash and cash equivalents

	2022	2021	2020
	$m	$m	$m
Cash at bank and in hand	1,411	1,461	1,182
Short-term deposits	4,755	4,868	6,650
Cash and cash equivalents	6,166	6,329	7,832
Unsecured bank overdrafts	(183)	(291)	(286)
Cash and cash equivalents in the cash flow statement	5,983	6,038	7,546

AstraZeneca invests in constant net asset value funds and low-volatility net asset value funds with same day access for subscription and redemption. These investments fail the ‘solely payments of principal and interest’ test criteria under IFRS 9. They are therefore measured at fair value through profit and loss, although the fair value is materially the same as amortised cost.

Non-cash and other movements, within operating activities in the Consolidated Statement of Cash Flows, includes:

	2022	2021	2020
	$m	$m	$m
Share-based payments charge for the period	619	615	277
Settlement of share plan awards	(592)	(570)	(349)
Pension contributions	(205)	(174)	(172)
Pension charges recorded in operating profit	101	136	84
Long-term provision charges recorded in operating profit	87	270	66
Non-cash intangible additions	–	–	(120)
(Gain)/loss on disposal of tangible assets	(112)	4	(25)
Foreign exchange and other[1]	(590)	(186)	(37)
Total operating activities non-cash and other movements	(692)	95	(276)

[1]

Foreign exchange and other includes, among other items, the foreign exchange of intercompany transactions, including dividends, across Group entities and the related impact from hedging those transactions.